Segmented Information (Schedule of Geographic Area) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers [Line Items]
Revenues	$ 17,046	$ 16,828	$ 17,107
Long-lived assets	48,445	45,041
Canada [Member]
Revenues from External Customers [Line Items]
Revenues	11,875	11,570	11,583
Long-lived assets	26,635	25,530
U.S. [Member]
Revenues from External Customers [Line Items]
Revenues	5,171	5,258	$ 5,524
Long-lived assets	$ 21,810	$ 19,511